Agreement with Mayne Pharma Group Limited ("Mayne") (Details Textual) ₨ in Millions, $ in Millions		12 Months Ended
	Apr. 06, 2023 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Feb. 27, 2023 CommercialProducts Approved_Non-marketed_Products Pipeline_Products
Disclosure Of Agreement with Mayne Pharma Group Limited [Line Items]
Asset purchase agreement		₨ 0	$ 0	₨ 0	₨ 326
Mayne Pharma Group Limited [Member] | Asset Acquisition Agreement [Member]
Disclosure Of Agreement with Mayne Pharma Group Limited [Line Items]
Business combination number of commercial uits acquired | CommercialProducts						44
Business combination contingent consideration payable			$ 15
Mayne Pharma Group Limited [Member] | Asset Acquisition Agreement [Member] | Approved Non Marketed Products [Member]
Disclosure Of Agreement with Mayne Pharma Group Limited [Line Items]
Business combination number of commercial uits acquired | Approved_Non-marketed_Products						42
Mayne Pharma Group Limited [Member] | Asset Acquisition Agreement [Member] | Pipeline Products [Member]
Disclosure Of Agreement with Mayne Pharma Group Limited [Line Items]
Business combination number of commercial uits acquired | Pipeline_Products						4
Mayne Pharma Group Limited [Member] | Major purchases of assets [member] | Asset Acquisition Agreement [Member]
Disclosure Of Agreement with Mayne Pharma Group Limited [Line Items]
Asset purchase agreement	$ 93
Identifiable intangible assets recognized as of acquistion date	90
Inventory recognized as of acquisition date	24
Trade and other payables recognized as of acquisition date	$ 21